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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21331

Evergreen Managed Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Managed Income Fund, for the quarter ended July 31, 2005. This one series have an October 31 fiscal year end.
Date of reporting period:	July 2005

Item 1 – Schedule of Investments

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.5%
FIXED-RATE 0.3%
FNMA, Ser. 2001-25, Class Z, 6.00%, 06/25/2031	$2,475,065	$2,511,300

FLOATING-RATE 4.2%
FHLMC:
Ser. 0196, Class A, 3.80%, 12/15/2021	365,657	366,176
Ser. 1500, Class FD, 3.77%, 05/15/2023 ##	8,474,869	8,606,484
Ser. 2247, Class FC, 3.99%, 08/15/2030 ##	1,762,495	1,773,989
Ser. 2390, Class FD, 3.84%, 12/15/2031	285,356	287,438
Ser. 2411, Class F, 3.94%, 02/15/2032	363,770	366,246
FNMA:
Ser. 2000-45, Class F, 3.91%, 12/25/2030	1,701,561	1,711,481
Ser. 2001-24, Class FC, 4.06%, 04/25/2031	590,621	594,426
Ser. 2001-37, Class F, 3.96%, 08/25/2031	671,226	677,581
Ser. 2001-62, Class FC, 4.11%, 11/25/2031	1,607,569	1,624,911
Ser. 2002-77, Class FH, 3.66%, 12/18/2032	734,011	738,791
Ser. 2002-77, Class FV, 3.91%, 12/18/2032	2,497,571	2,521,072
Ser. 2002-95, Class FK, 3.96%, 01/25/2033	7,159,033	7,265,273
Ser. 2002-97, Class FR, 3.86%, 01/25/2033	246,229	249,436
Ser. 2003-W8, Class 3F2, 3.81%, 05/25/2042	1,454,912	1,463,583
Ser. G92-53, Class FA, 4.22%, 09/25/2022	3,275,990	3,326,574
GNMA, Ser. 1997-13, Class F, 3.94%, 09/16/2027	3,409,663	3,431,247

		35,004,708

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $37,394,929)		37,516,008

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 28.5%
FIXED-RATE 4.7%
FHLMC:
5.50%, TBA #	3,000,000	3,060,000
6.00%, TBA #	950,000	970,484
8.50%, 03/01/2030	223,340	243,372
FNMA:
5.50%, TBA #	5,775,000	5,892,302
6.00%, 04/01/2033	1,535,182	1,569,596
6.00%, TBA #	10,500,000	10,729,688
6.50%, 11/01/2032	2,096,423	2,173,511
6.50%, TBA #	1,000,000	1,034,688
7.00%, 09/01/2031 - 08/01/2032	4,481,607	4,722,454
7.35%, 02/01/2012	720,479	748,798
7.50%, 07/01/2017 - 07/01/2032	1,269,696	1,348,777
8.00%, 06/01/2030	289,188	311,544
GNMA:
6.50%, 06/15/2028	198,375	207,711
9.50%, 12/15/2009 - 04/15/2011	5,093,632	5,605,111

		38,618,036

FLOATING-RATE 23.8%
FHLMC:
3.08%, 12/01/2033	20,204,905	20,841,158
3.11%, 12/01/2026	225,115	225,228
3.42%, 10/01/2017	16,047	16,185
3.43%, 06/01/2033	4,733,503	4,766,291
3.50%, 12/01/2022	57,576	57,431
3.86%, 06/01/2023	799,716	814,920
3.88%, 03/01/2018	335,304	338,007
4.00%, 12/01/2018 - 06/01/2031	1,788,881	1,836,996
4.01%, 10/01/2022	351,947	354,836
4.02%, 08/01/2017	47,385	47,542
4.08%, 05/01/2019	20,031	20,523
[1]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC: (continued)
4.11%, 10/01/2033	$682,725	$693,819
4.15%, 06/01/2018	367,132	369,736
4.22%, 05/01/2025	105,988	106,450
4.50%, 10/01/2024 - 10/01/2030	1,451,622	1,520,195
4.57%, 01/01/2030	302,030	308,943
4.62%, 08/01/2030	1,321,664	1,380,108
4.65%, 07/01/2030 - 10/01/2033	1,227,137	1,279,035
4.83%, 09/01/2032	2,484,644	2,583,733
4.90%, 08/01/2032	5,942,019	6,092,988
5.28%, 06/01/2035	275,813	282,291
5.33%, 06/01/2030	35,846	36,254
5.57%, 06/01/2028	276,587	278,496
6.01%, 01/01/2027	541,323	552,117
FNMA:
3.57%, 03/01/2033	958,508	968,481
3.60%, 12/01/2009	5,640,005	5,586,200
3.64%, 10/01/2029	336,580	340,403
3.70%, 07/01/2044	4,417,680	4,488,274
3.75%, 12/01/2016 - 09/01/2041	2,760,539	2,801,104
3.77%, 12/01/2017	1,453,920	1,472,317
3.86%, 02/01/2035	2,740,884	2,777,255
3.90%, 06/01/2040 - 12/01/2040	11,430,461	11,650,664
4.00%, 01/01/2017	130,822	130,091
4.16%, 07/01/2032	3,660,780	3,809,870
4.30%, 04/01/2034	6,927,630	7,112,182
4.31%, 03/01/2035	8,743,400	9,052,917
4.41%, 10/01/2034	3,184,498	3,251,842
4.50%, 04/01/2028 - 10/01/2032	3,709,209	3,785,591
4.51%, 05/01/2033	4,236,957	4,225,574
4.61%, 02/01/2035	3,177,925	3,216,727
4.62%, 02/01/2035	11,070,320	11,421,360
4.69%, 02/01/2035	1,324,798	1,379,327
4.79%, 04/01/2034	4,540,404	4,697,001
4.80%, 06/01/2033	3,812,497	3,831,019
4.85%, 08/01/2034	11,207,677	11,248,137
4.89%, 04/01/2035	4,962,214	4,980,772
4.97%, 04/01/2034	2,478,312	2,540,617
4.98%, 03/01/2033	171,800	172,598
4.99%, 12/01/2031 - 10/01/2033	1,932,160	1,971,070
5.00%, 07/01/2020	1,780,695	1,782,547
5.02%, 01/01/2034 - 03/01/2034	5,312,578	5,393,183
5.15%, 07/01/2033 - 12/01/2034	8,075,855	8,418,785
5.18%, 03/01/2034	2,832,878	2,872,991
5.19%, 04/01/2025	475,034	485,022
5.23%, 12/01/2022	47,625	48,251
5.55%, 09/01/2024	13,523	13,526
5.57%, 04/01/2031	1,694,450	1,738,972
5.66%, 04/01/2033	2,632,314	2,799,314
5.70%, 02/01/2032 - 03/01/2032	405,978	421,682
5.72%, 06/01/2031	384,244	394,048
5.82%, 09/01/2032	1,233,114	1,283,866
6.00%, 05/01/2021 - 08/01/2021	109,549	109,910
6.21%, 11/01/2024	817,768	862,353
6.25%, 04/01/2021	7,376	7,458
6.35%, 01/01/2033	2,227,779	2,281,594
[2]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
GNMA:
3.50%, 09/20/2030	$921,468	$938,663
4.00%, 11/20/2030 - 10/20/2031	4,638,798	4,715,442
4.125%, 10/20/2029 - 11/20/2030	5,050,241	5,136,534
4.25%, 02/20/2029	2,037,589	2,067,847
4.375%, 01/20/2027 - 03/20/2028	966,404	986,212
4.50%, 02/20/2031	1,252,983	1,281,714

		195,754,589

Total Agency Mortgage-Backed Pass Through Securities (cost $234,969,345)		234,372,625

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.8%
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	784,037	830,095
Ser. 2002-T6, Class A4, 4.42%, 03/25/2041	2,920,333	2,936,128
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042	700,000	710,283
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	1,899,494	1,967,268
Ser. 2003-W6, Class F, 3.81%, 09/25/2042	8,220,717	8,267,082

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $14,788,469)		14,710,856

CORPORATE BONDS 67.0%
CONSUMER DISCRETIONARY 20.8%
Auto Components 1.2%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012 þ	1,750,000	1,671,250
HLI Operating Co., Inc., 10.50%, 06/15/2010 þ	1,420,000	1,434,200
Tenneco Automotive, Inc., 8.625%, 11/15/2014 þ	6,125,000	6,431,250

		9,536,700

Diversified Consumer Services 0.7%
Carriage Services, Inc., 7.875%, 01/15/2015 144A	1,540,000	1,617,000
Service Corporation International:
6.75%, 04/01/2016	1,835,000	1,892,344
7.00%, 06/15/2017 144A	2,575,000	2,655,469

		6,164,813

Hotels, Restaurants & Leisure 6.3%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	6,000,000	6,525,000
Equinox Holdings, Inc., 9.00%, 12/15/2009 þ	4,635,000	4,843,575
Herbst Gaming, Inc., 7.00%, 11/15/2014	3,125,000	3,195,312
Inn of The Mountain Gods Resort & Casino, 12.00%, 11/15/2010	3,000,000	3,476,250
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	3,250,000	3,290,625
John Q. Hammons Hotels, LP, Ser. B, 8.875%, 05/15/2012	6,000,000	6,607,500
La Quinta Corp., 8.875%, 03/15/2011	4,000,000	4,355,000
Las Vegas Sands Corp., 6.375%, 02/15/2015 þ	2,495,000	2,457,575
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	5,000,000	5,487,500
MGM MIRAGE, Inc., 5.875%, 02/27/2014 þ	1,950,000	1,908,563
Seneca Gaming Corp., Ser. B, 7.25%, 05/01/2012 144A	1,500,000	1,563,750
Station Casinos, Inc.:
6.50%, 02/01/2014 þ	970,000	999,100
6.875%, 03/01/2016 þ	1,575,000	1,630,125
6.875%, 03/01/2016 144A	2,650,000	2,742,750
Wynn Resorts, Ltd., 6.625%, 12/01/2014	3,155,000	3,087,956

		52,170,581

Household Durables 1.0%
Amscan Holdings, Inc., 8.75%, 05/01/2014	2,985,000	2,776,050
Hovnanian Enterprises, Inc., 7.75%, 05/15/2013	1,750,000	1,863,750
Meritage Homes Corp., 6.25%, 03/15/2015	1,725,000	1,673,250
Technical Olympic USA, Inc., 10.375%, 07/01/2012	2,000,000	2,140,000

		8,453,050

[3]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products 0.3%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012	$2,485,000	$2,547,125

Media 8.3%
AMC Entertainment, Inc.:
9.875%, 02/01/2012 þ	6,000,000	6,090,000
Ser. B, 8.625%, 08/15/2012 þ	4,570,000	4,764,225
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 þ	7,000,000	7,070,000
CCO Holdings, LLC, 8.75%, 11/15/2013 þ	3,000,000	3,015,000
Charter Communications, Inc., 8.625%, 04/01/2009 þ	5,700,000	4,588,500
Cinemark USA, Inc.:
9.00%, 02/01/2013	5,000,000	5,287,500
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	2,975,000	2,067,625
CSC Holdings, Inc., 7.625%, 04/01/2011	3,000,000	3,037,500
Dex Media East, LLC, 9.875%, 11/15/2009	5,500,000	6,063,750
Emmis Communications Corp.:
6.875%, 05/15/2012 þ	3,000,000	3,015,000
FRN, 9.31%, 06/15/2012 144A	1,750,000	1,760,938
Houghton Mifflin Co., 8.25%, 02/01/2011	3,125,000	3,300,781
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 †	5,100,000	3,162,000
Mediacom Communications Corp., 9.50%, 01/15/2013 þ	6,200,000	6,370,500
PRIMEDIA, Inc., 8.875%, 05/15/2011	2,060,000	2,181,025
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	3,000,000	3,112,500
Visant Corp., 7.625%, 10/01/2012	3,035,000	3,088,112

		67,974,956

Specialty Retail 1.4%
American Achievement Corp., 8.25%, 04/01/2012	1,845,000	1,923,413
CSK Auto, Inc., 7.00%, 01/15/2014	3,250,000	3,144,375
FTD, Inc., 7.75%, 02/15/2014	2,916,000	2,959,740
United Auto Group, Inc., 9.625%, 03/15/2012	3,000,000	3,247,500

		11,275,028

Textiles, Apparel & Luxury Goods 1.6%
Levi Strauss & Co., 9.75%, 01/15/2015 þ	2,975,000	3,138,625
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	6,000,000	6,375,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,315,000

		12,828,625

CONSUMER STAPLES 2.4%
Food & Staples Retailing 0.5%
Rite Aid Corp., 8.125%, 05/01/2010 þ	4,000,000	4,145,000

Food Products 0.5%
B&G Foods Holdings Corp., 8.00%, 10/01/2011 þ	240,000	248,400
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	685,000	707,262
8.625%, 12/15/2012	2,858,000	3,158,090

		4,113,752

Household Products 0.4%
Spectrum Brands, Inc., 7.375%, 02/01/2015	3,435,000	3,409,238

Personal Products 0.5%
Playtex Products, Inc., 8.00%, 03/01/2011	3,800,000	4,085,000

Tobacco 0.5%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	4,000,000	4,250,000

[4]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 8.4%
Energy Equipment & Services 2.6%
Dresser, Inc., 9.375%, 04/15/2011	$6,000,000	$6,330,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,675,000	1,785,969
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	850,000	864,875
Parker Drilling Co.:
9.625%, 10/01/2013 þ	1,641,000	1,870,740
9.625%, 10/01/2013 144A	3,500,000	3,990,000
SESI, LLC, 8.875%, 05/15/2011	6,000,000	6,405,000

		21,246,584

Oil, Gas & Consumable Fuels 5.8%
Chesapeake Energy Corp.:
6.875%, 01/15/2016 þ	3,500,000	3,648,750
7.75%, 01/15/2015 þ	4,425,000	4,801,125
El Paso Corp.:
7.75%, 01/15/2032 þ	1,980,000	2,014,650
7.875%, 06/15/2012 þ	6,050,000	6,382,750
El Paso Production Holding Co., 7.75%, 06/01/2013	4,500,000	4,798,125
Exco Resources, Inc., 7.25%, 01/15/2011	900,000	924,750
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	6,000,000	6,390,000
Peabody Energy Corp., 5.875%, 04/15/2016 þ	3,700,000	3,709,250
Petroleum Helicopters, Inc., 9.375%, 05/01/2009	4,000,000	4,225,000
Premcor Refining Group, Inc., 9.50%, 02/01/2013	2,650,000	3,047,500
Williams Cos.:
7.50%, 01/15/2031	2,850,000	3,184,875
8.125%, 03/15/2012	4,150,000	4,793,250

		47,920,025

FINANCIALS 5.7%
Consumer Finance 2.1%
General Motors Acceptance Corp.:
5.625%, 05/15/2009	3,500,000	3,358,618
6.125%, 09/15/2006	3,000,000	3,020,577
Metris Companies, Inc., 10.125%, 07/15/2006 þ	1,681,000	1,691,506
Northern Telecom Capital Corp., 7.875%, 06/15/2026	3,000,000	3,082,500
Terra Capital, Inc., 11.50%, 06/01/2010	2,600,000	3,009,500
Triad Financial Corp., 11.125%, 05/01/2013 144A	2,900,000	3,001,500

		17,164,201

Diversified Financial Services 0.7%
Arch Western Finance, LLC, 6.75%, 07/01/2013	1,410,000	1,455,825
Borden US Finance Corp., 9.00%, 07/15/2014 144A	870,000	903,712
Qwest Capital Funding, Inc., 7.00%, 08/03/2009 þ	3,500,000	3,456,250

		5,815,787

Insurance 0.7%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	5,000,000	5,525,000

Real Estate 2.2%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009 	3,500,000	3,745,000
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	5,525,000	5,794,344
Omega Healthcare Investors, Inc., REIT:
6.95%, 08/01/2007	1,850,000	1,877,750
7.00%, 04/01/2014	550,000	561,000
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	6,000,000	6,150,000

		18,128,094

[5]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 2.7%
Health Care Equipment & Supplies 0.4%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	$2,920,000	$3,022,200

Health Care Providers & Services 2.3%
HCA, Inc., 6.375%, 01/15/2015	3,225,000	3,316,990
IASIS Healthcare Corp., 8.75%, 06/15/2014	2,075,000	2,269,531
Select Medical Corp., 7.625%, 02/01/2015 144A	3,500,000	3,473,750
Team Health, Inc., 9.00%, 04/01/2012 þ	3,400,000	3,570,000
Tenet Healthcare Corp., 9.875%, 07/01/2014	5,800,000	6,235,000

		18,865,271

INDUSTRIALS 5.4%
Commercial Services & Supplies 2.7%
Allied Waste North America, Inc.:
5.75%, 02/15/2011 þ	3,075,000	2,913,562
6.375%, 04/15/2011 þ	425,000	418,094
American Color Graphics, Inc., 10.00%, 06/15/2010 þ	3,000,000	2,145,000
Geo Group, Inc., 8.25%, 07/15/2013	6,000,000	5,880,000
NationsRent Companies, Inc., 9.50%, 10/15/2010	6,000,000	6,630,000
TriMas Corp., 9.875%, 06/15/2012	4,450,000	3,827,000

		21,813,656

Machinery 2.0%
Case New Holland, Inc., 9.25%, 08/01/2011	6,000,000	6,525,000
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 144A	1,775,000	1,863,750
Douglas Dynamics, LLC, 7.75%, 01/15/2012 144A	2,215,000	2,242,688
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	2,575,000	2,697,312
Terex Corp., 7.375%, 01/15/2014	3,000,000	3,165,000

		16,493,750

Trading Companies & Distributors 0.7%
United Rentals, Inc., 7.75%, 11/15/2013 þ	6,175,000	6,051,500

INFORMATION TECHNOLOGY 3.1%
Communications Equipment 0.8%
Lucent Technologies, Inc., 6.45%, 03/15/2029	7,125,000	6,448,125

Electronic Equipment & Instruments 0.4%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,650,000	3,905,500

IT Services 1.1%
Stratus Technologies, Inc., 10.375%, 12/01/2008 þ	2,500,000	2,537,500
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A #	4,450,000	4,644,687
10.25%, 08/15/2015 144A #	1,750,000	1,822,188

		9,004,375

Software 0.8%
UGS Corp., 10.00%, 06/01/2012 	5,740,000	6,400,100

MATERIALS 11.1%
Chemicals 3.2%
Equistar Chemicals, LP, 10.625%, 05/01/2011	5,700,000	6,384,000
Huntsman Advanced Materials, LLC, 11.00%, 07/15/2010	2,650,000	3,027,625
Huntsman International, LLC:
9.875%, 03/01/2009	3,000,000	3,221,250
11.50%, 07/15/2012	3,300,000	3,861,000
Lyondell Chemical Co.:
9.50%, 12/15/2008	3,000,000	3,198,750
10.50%, 06/01/2013	2,625,000	3,045,000
PQ Corp., 7.50%, 02/15/2013 144A	3,295,000	3,311,475

		26,049,100

[6]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 2.6%
Graham Packaging Co., 9.875%, 10/15/2014 144A þ	$3,075,000	$3,182,625
Graphic Packaging International, Inc., 9.50%, 08/15/2013 þ	6,000,000	6,180,000
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	4,300,000	4,670,875
8.75%, 11/15/2012 þ	4,050,000	4,439,812
Stone Container Corp., 9.75%, 02/01/2011	3,000,000	3,168,750

		21,642,062

Metals & Mining 3.1%
Alaska Steel Corp., 7.75%, 06/15/2012 þ	4,750,000	4,441,250
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	3,595,000	3,819,687
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014 þ	4,705,000	4,634,425
10.125%, 02/01/2010	1,450,000	1,616,750
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 þ	4,350,000	4,741,500
United States Steel Corp., 10.75%, 08/01/2008	5,433,000	6,132,499

		25,386,111

Paper & Forest Products 2.2%
Boise Cascade, LLC, Ser. B, 7.125%, 10/15/2014	1,500,000	1,481,250
Bowater, Inc., 6.50%, 06/15/2013 þ	3,125,000	3,101,563
Buckeye Technologies, Inc., 8.50%, 10/01/2013 þ	5,000,000	5,187,500
Georgia Pacific Corp.:
8.00%, 01/15/2024	1,670,000	1,912,150
8.125%, 05/15/2011	6,000,000	6,765,000

		18,447,463

TELECOMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 2.1%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	6,000,000	6,510,000
Hawaiian Telcom, Inc.:
8.71%, 05/01/2013 144A	2,250,000	2,345,625
9.75%, 05/01/2013 144A þ	1,750,000	1,898,750
Insight Midwest, LP, 9.75%, 10/01/2009	3,750,000	3,904,687
Qwest Communications International, Inc., 7.875%, 09/01/2011	3,000,000	3,142,500

		17,801,562

Wireless Telecommunication Services 2.6%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	1,500,000	1,631,250
Centennial Communications Corp., 10.125%, 06/15/2013	4,000,000	4,525,000
Dobson Communications Corp., 8.875%, 10/01/2013 þ	1,750,000	1,754,375
Horizon PCS, Inc., 11.375%, 07/15/2012	2,200,000	2,508,000
Nextel Communications, Inc., 7.375%, 08/01/2015	6,000,000	6,495,000
Rural Cellular Corp.:
8.25%, 03/15/2012	580,000	618,425
9.75%, 01/15/2010	375,000	375,469
UbiquiTel, Inc., 9.875%, 03/01/2011	1,500,000	1,681,875
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	1,500,000	1,740,000

		21,329,394

UTILITIES 2.7%
Electric Utilities 0.8%
Reliant Energy, Inc.:
6.75%, 12/15/2014	3,250,000	3,217,500
9.25%, 07/15/2010	3,000,000	3,300,000

		6,517,500

[7]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	$4,000,000	$4,188,776

Independent Power Producers & Energy Traders 1.4%
AES Corp., 7.75%, 03/01/2014 þ	4,800,000	5,256,000
NRG Energy, Inc., 8.00%, 12/15/2013	4,332,000	4,656,900
Tenaska, Inc., 7.00%, 06/30/2021 144A	1,300,000	1,355,250

		11,268,150

Total Corporate Bonds (cost $543,502,984)		551,388,154

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 20.1%
CONSUMER DISCRETIONARY 1.3%
Auto Components 0.1%
TRW Automotive, Inc., 10.125%, 02/15/2013 EUR	704,000	997,622

Automobiles 0.1%
Renault SA, 6.125%, 06/26/2009 EUR	500,000	677,631

Hotels, Restaurants & Leisure 0.7%
McDonald's Corp., 5.625%, 10/07/2009 EUR	1,000,000	1,346,465
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	3,300,000	4,400,697

		5,747,162

Internet & Catalog Retail 0.1%
Great University Stores, 5.625%, 12/12/2013 GBP	500,000	900,601

Multi-line Retail 0.2%
Woolworths Group plc, 8.75%, 11/15/2006 GBP	750,000	1,355,452

Specialty Retail 0.1%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	1,000,000	1,328,267

CONSUMER STAPLES 1.0%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	750,000	1,444,497

Food Products 0.3%
Cadbury Schweppes plc, 4.25%, 06/30/2009 EUR	2,000,000	2,538,848

Tobacco 0.5%
British American Tobacco plc, 4.875%, 02/25/2009 EUR	1,000,000	1,289,443
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	1,500,000	2,772,379

		4,061,822

ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010 EUR	2,500,000	3,445,632
Transco plc, 7.00%, 12/15/2008 AUD	1,000,000	785,829

		4,231,461

FINANCIALS 14.0%
Capital Markets 0.6%
Deutsche Bank AG, FRN, 2.71%, 08/09/2007 CAD	6,200,000	5,067,222

Commercial Banks 7.9%
Banco Santander-Chile, 4.00%, 09/10/2010 EUR	7,700,000	9,855,842
BOS International Australia, 3.50%, 01/22/2007 CAD	5,000,000	4,101,385
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	2,000,000	2,633,482
DnB NOR ASA, MTN, 2.80%, 12/08/2008 CAD	4,000,000	3,278,375
Eurofima, MTN, 6.50%, 08/22/2011 AUD	5,000,000	3,977,547
[8]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
European Investment Bank:
4.00%, 04/15/2009 SEK	5,000,000	$679,214
4.25%, 12/07/2010 GBP	1,950,000	3,400,702
FRN, 2.83%, 08/16/2013 GBP	800,000	1,601,071
MTN:
5.75%, 09/15/2009 AUD	5,470,000	4,196,154
8.00%, 10/21/2013 ZAR	58,430,000	9,103,527
Kreditanstalt Fuer Wiederaufbau:
3.50%, 04/17/2009 EUR	1,300,000	1,631,640
MTN, 4.75%, 12/07/2010 GBP	3,790,000	6,752,894
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009 AUD	7,100,000	5,474,837
Rabobank Australia, Ltd., MTN, 6.25%, 11/22/2011 NZD	725,000	490,793
Rabobank Nederland:
4.25%, 01/05/2009 CAD	3,030,000	2,533,234
FRN, 2.71%, 06/18/2007 CAD	5,000,000	4,086,879
Royal Bank of Canada, FRN, 4.74%, 04/08/2010 GBP	630,000	1,108,947

		64,906,523

Consumer Finance 0.5%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	2,360,000	3,213,163
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	370,000	726,416

		3,939,579

Diversified Financial Services 2.3%
Cedulas TDA, 3.25%, 06/19/2010 EUR	6,000,000	7,440,687
General Electric Capital Corp., MTN:
5.25%, 12/10/2013 GBP	1,880,000	3,403,951
6.625%, 02/04/2010 NZD	12,000,000	8,232,881

		19,077,519

Insurance 0.3%
Aegon NV, 4.625%, 04/16/2008 EUR	1,000,000	1,277,553
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,000,000	762,996

		2,040,549

Thrifts & Mortgage Finance 2.4%
Canada Mortgage & Housing Corp., Canada Housing Trust, Ser. 5, 3.70%, 09/15/2008 CAD	7,488,000	6,195,355
Totalkredit, FRN, 2.51%, 01/01/2015 DKK	83,385,765	13,710,108

		19,905,463

INDUSTRIALS 1.1%
Commercial Services & Supplies 0.6%
Agbar International, 6.00%, 11/12/2009 EUR	3,290,000	4,495,334

Electrical Equipment 0.3%
Fimep SA, 11.00%, 02/15/2013 EUR	1,550,000	2,263,698

Machinery 0.2%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	1,949,829

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	1,800,000	2,567,008

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.3%
Deutsche Telekom AG, MTN, 6.25%, 12/09/2010 GBP	1,700,000	3,184,788
France Telecom, FRN, 2.37%, 01/23/2007 EUR	2,018,000	2,453,981
Telecom Italia SpA, FRN, 2.46%, 10/29/2007 EUR	4,000,000	4,857,065

		10,495,834

[9]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
UTILITIES 0.6%
Electric Utilities 0.6%
Electricidade De Portugal, 6.40%, 10/29/2009 EUR	2,000,000	$2,769,487
International Endesa BV, 4.375%, 06/18/2009 EUR	2,000,000	2,573,183

		5,342,670

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $161,505,468)		165,334,591

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 15.7%
Australia, 4.96%, 08/20/2020 AUD	13,500,000	14,800,134
France, 1.63%, 07/25/2015 EUR	3,950,000	4,969,657
Hong Kong, 4.76%, 06/18/2007 HKD	69,750,000	9,206,462
Hungary, 9.25%, 10/12/2007 HUF	1,600,000,000	8,391,951
Mexico, 8.00%, 12/19/2013 MXN	116,800,000	10,176,112
New Zealand, 6.50%, 04/15/2013 NZD	6,606,000	4,744,188
Norway, 6.00%, 05/16/2011 NOK	94,365,000	16,655,472
Ontario Province:
4.50%, 04/17/2008 CAD	5,250,000	4,415,870
6.25%, 06/16/2015 NZD	3,225,000	2,184,908
6.50%, 12/01/2005 CAD	178,000	147,166
Poland, 8.50%, 05/12/2006 PLN	28,578,000	8,777,699
Quebec Province, 5.625%, 06/21/2011 EUR	800,000	1,110,464
Sweden:
3.83%, 12/01/2015 SEK	77,875,000	13,165,812
5.25%, 03/15/2011 SEK	70,000,000	10,211,461
5.50%, 10/08/2012 SEK	32,910,000	4,969,897
United Kingdom, 6.41%, 08/23/2011 GBP	3,250,000	15,159,963

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $129,651,440)		129,087,216

YANKEE OBLIGATIONS - CORPORATE 7.6%
CONSUMER DISCRETIONARY 1.2%
Hotels, Restaurants & Leisure 0.4%
Intrawest Corp., 7.50%, 10/15/2013	$3,025,000	3,130,875

Media 0.8%
IMAX Corp., 9.625%, 12/01/2010 þ	6,000,000	6,427,500

CONSUMER STAPLES 1.0%
Food & Staples Retailing 1.0%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014 þ	8,000,000	7,970,000

FINANCIALS 0.6%
Commercial Banks 0.0%
UBS Luxembourg SA, 4.92%, 10/24/2006	260,000	264,576

Consumer Finance 0.2%
Calpine Canada Energy Finance, 8.50%, 05/01/2008	2,250,000	1,636,875

Diversified Financial Services 0.4%
Ship Finance International, Ltd., 8.50%, 12/15/2013	3,455,000	3,325,438

INDUSTRIALS 0.2%
Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	1,520,000	1,563,700

INFORMATION TECHNOLOGY 0.7%
Electronic Equipment & Instruments 0.7%
Celestica, Inc.:
7.625%, 07/01/2013	2,250,000	2,283,750
7.875%, 07/01/2011	3,175,000	3,286,125

		5,569,875

[10]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
MATERIALS 3.2%
Chemicals 0.8%
Acetex Corp., 10.875%, 08/01/2009	$6,000,000	$6,360,000

Containers & Packaging 1.4%
Crown European Holdings SA, 10.875%, 03/01/2013	10,000,000	11,775,000

Metals & Mining 0.8%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	497,000	551,670
Novelis, Inc., 7.25%, 02/15/2015 144A	6,300,000	6,473,250

		7,024,920

Paper & Forest Products 0.2%
Abitibi-Consolidated, Inc., 6.00%, 06/20/2013 þ	1,775,000	1,664,062

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.3%
Northern Telecom, Ltd., 6.875%, 09/01/2023 þ	3,000,000	2,872,500

Wireless Telecommunication Services 0.4%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	1,390,000	1,417,800
7.50%, 03/15/2015	1,750,000	1,920,625

		3,338,425

Total Yankee Obligations-Corporate (cost $62,122,083)		62,923,746

CONVERTIBLE DEBENTURES 0.5%
UTILITIES 0.5%
Independent Power Producers & Energy Traders 0.5%
Calpine Corp., 7.75%, 06/01/2015 (cost $4,000,000)	4,000,000	4,030,000

	Shares	Value

SHORT-TERM INVESTMENTS 17.9%
MUTUAL FUND SHARES 17.9%
Evergreen Institutional Money Market Fund ø ##	18,607,450	18,607,450
Navigator Prime Portfolio þþ	128,843,695	128,843,695

Total Short-Term Investments (cost $147,451,145)		147,451,145

Total Investments (cost $1,335,385,863) 163.6%		1,346,814,341
Other Assets and Liabilities and Preferred Shares (63.6%)		(523,727,762)

Net Assets Applicable to Common Shareholders 100.0%		$823,086,579

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

þþ	Represents investment of cash collateral received from securities on loan.
[11]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
HUF	Hungarian Forint
MTN	Medium-Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
ZAR	South African Rand

The following table shows the percent of total long-term investments by geographic location as of July 31, 2005:

United States	71.9%
Canada	5.7%
Sweden	2.4%
France	2.3%
Germany	1.8%
United Kingdom	1.8%
Luxembourg	1.8%
Australia	1.7%
Norway	1.7%
Netherlands	1.5%
Spain	1.4%
Denmark	1.1%
Mexico	0.8%
Hong Kong	0.8%
Poland	0.7%
Hungary	0.7%
Bermuda	0.4%
Italy	0.4%
New Zealand	0.4%
Switzerland	0.3%
Portugal	0.2%
Cayman Islands	0.2%

100.0%

At July 31, 2005, the Fund had the following open interest rate swap agreements:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gains

11/27/06	$168,000,000	JPMorgan Chase & Co.	Fixed–2.790%	Floating–3.46%[1]	$3,077,049
11/26/08	112,000,000	JPMorgan Chase & Co.	Fixed–3.582%	Floating–3.46%[1]	2,749,036
[1]	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of July 26, 2005 through August 26, 2005.

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at July 31, 2005	In Exchange for	U.S. Value at July 31, 2005	Unrealized Loss

09/13/2005	29,856,387 EUR	$36,290,166	3,950,000,000 JPY	$35,333,497	$ 956,669
10/07/2005	65,959,215 EUR	80,258,541	8,733,000,000 JPY	78,311,539	1,947,002

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,335,428,094. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,725,657 and $12,339,410, respectively, with a net unrealized appreciation of $11,386,247.

[12]

Item 2 – Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Managed Income Fund

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: September 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: September 21, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: September 21, 2005